Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stock Options [Member]
Statement Line Items [Line Items]
Schedule of Stock Options

	Options Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Options Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2017	3,099		3.80	1,529	3.85
Options granted	468	1.26	4.13
Exercised	(156)		1.99
Forfeited	(303)		4.38
As at December 31, 2018	3,108		3.88	1,965	3.80
Options granted	817	1.86	4.06
Replacement awards (Note 21)	536	1.69	2.64
Exercised	(356)		2.16
Forfeited	(408)		5.11
As at December 31, 2019	3,697		4.05	2,833	4.12

Schedule of fair value of options granted

	For the year ended December 31, 2019	For the year ended December 31, 2018
Risk-free interest rate	1.17% - 1.83%	2.07% – 2.47%
Expected life	5 years	5 years
Expected volatility in market price of shares	50%	50%
Expected dividend yield	0%	0%
Expected forfeiture rate	15%	15%

RSU [Member]
Statement Line Items [Line Items]
Schedule of Restricted share units

Number of RSUs (000s)
Outstanding, December 31, 2017	145
Granted	164
Converted	(30)
Expired	(33)
Outstanding, December 31, 2018	246
Granted	-
Converted	(94)
Expired	(11)
Outstanding, December 31, 2019	141

Warrants [Member]
Statement Line Items [Line Items]
Schedule of warrants
	Warrants Outstanding (000s)	Weighted Average Exercise Price $	Warrants Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2018	1,779	2.66	982	2.42
Warrants exercised	(583)	2.05	-	-
As at December 31, 2019	1,196	2.96	982	2.96